Total recoverable amount and total carrying value of CGUs to which goodwill has been allocated, are as follows (Details) ₩ in Millions	Dec. 31, 2020 KRW (₩)
Total Recoverable Amount And Total Carrying Value Of CGUs To Which Goodwill Has Been Allocated, Are As Follows [Abstract]
Total recoverable amount	₩ 49,034,706
Total carrying value	43,690,747
Difference	₩ 5,343,959